Shareholders' equity and share-based payments - Tax effects of other comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pre-tax amount
Actuarial gains and losses	$ (12)	$ 823	$ (371)
Currency translation adjustment generated by the parent company	(4,022)	9,316	(1,548)
Sub-total items not potentially reclassifiable to profit and loss	(4,034)	10,139	(1,919)
Currency translation adjustment	1,113	(2,578)	(1,098)
Available for sale financial assets		7	4
Cash flow hedge	25	324	239
Variation of foreign currency basis spread	(80)
Share of other comprehensive income of equity affiliates, net amount	(540)	(677)	935
Other	(5)		1
Sub-total items potentially reclassifiable to profit and loss	513	(2,924)	81
Total other comprehensive income	(3,521)	7,215	(1,838)
Tax effect
Actuarial gains and losses	13	(390)	55
Sub-total items not potentially reclassifiable to profit and loss	13	(390)	55
Available for sale financial assets		(3)
Cash flow hedge	(6)	(97)	(76)
Variation of foreign currency basis spread	20
Sub-total items potentially reclassifiable to profit and loss	14	(100)	(76)
Total other comprehensive income	27	(490)	(21)
Net amount
Actuarial gains and losses	1	433	(316)
Currency translation adjustment generated by the parent company	(4,022)	9,316	(1,548)
Items not potentially reclassifiable to profit and loss	(4,021)	9,749	(1,864)
Currency translation adjustment	1,113	(2,578)	(1,098)
Available for sale financial assets		4	4
Cash flow hedge	19	227	163
Variation of foreign currency basis spread	(60)
Total share of other comprehensive income of equity affiliates, net amount	(540)	(677)	935
Other	(5)		1
Items potentially reclassifiable to profit and loss	527	(3,024)	5
Total other comprehensive income (net amount)	$ (3,494)	$ 6,725	$ (1,859)